Stockholders' Equity (Details 5) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2013	Feb. 28, 2013	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Numerator:
Loss from continuing operations	$ (26,128)	$ (493)	$ 1,934	$ (3,795)	$ (3,982)	$ (1,742)	$ (804)	$ (888)	$ (28,482)	$ (7,416)	$ (2,632)
Income from discontinued operations, net of tax	(2,024)	769	405	1,616	2,170	1,456	1,977	(5,501)	766	102	8,197
Net (loss) income and comprehensive (loss) income	$ (28,152)	$ 276	$ 2,339	$ (2,179)	$ (1,812)	$ (286)	$ 1,173	$ (6,389)	$ (27,716)	$ (7,314)	$ 5,565
Denominator:
Weighted average common shares outstanding									68,226,000	67,163,000	65,496,000
Earnings (Loss) per common share - basic
Loss from continuing operations (in dollars per share)	$ (0.39)	$ (0.01)	$ 0.03	$ (0.06)	$ (0.06)	$ (0.03)	$ (0.01)	$ (0.01)	$ (0.42)	$ (0.11)	$ (0.04)
Earnings from discontinued operations - basic (in dollars per share)	(0.03)	0.01	0.01	0.02	0.03	0.02	0.03	(0.08)	0.01	0.00	0.12
Earnings (loss) per common share - basic (in dollars per share)	$ (0.42)	$ 0.00	$ 0.03	$ (0.03)	$ (0.03)	$ 0.00	$ 0.02	$ (0.10)	$ (0.41)	$ (0.11)	$ 0.08
Numerator:
Loss from continuing operations	$ (26,128)	$ (493)	$ 1,934	$ (3,795)	$ (3,982)	$ (1,742)	$ (804)	$ (888)	$ (28,482)	$ (7,416)	$ (2,632)
Income from discontinued operations	(2,024)	769	405	1,616	2,170	1,456	1,977	(5,501)	766	102	8,197
Net (loss) income and comprehensive (loss) income	$ (28,152)	$ 276	$ 2,339	$ (2,179)	$ (1,812)	$ (286)	$ 1,173	$ (6,389)	$ (27,716)	$ (7,314)	$ 5,565
Denominator:
Weighted average common shares outstanding									68,226,000	67,163,000	65,496,000
Effect of dilutive securities:
Restricted Shares, RSU's and options											1,353,000
Dilutive potential common shares									68,226,000	67,163,000	66,849,000
Earnings (loss) per common share - diluted
Loss from continuing operations (in dollars per share)	$ (0.39)	$ (0.01)	$ 0.03	$ (0.06)	$ (0.06)	$ (0.03)	$ (0.01)	$ (0.01)	$ (0.42)	$ (0.11)	$ (0.04)
Earnings from discontinued operations - basic (in dollars per share)	(0.03)	0.01	0.01	0.02	0.03	0.02	0.03	(0.08)	0.01	0.00	0.12
Earnings (loss) per common share - diluted (in dollars per share)	$ (0.42)	$ 0.00	$ 0.03	$ (0.03)	$ (0.03)	$ 0.00	$ 0.02	$ (0.10)	$ (0.41)	$ (0.11)	$ 0.08
Anti-dilutive securities excluded from calculation of diluted loss per share (in shares)									20,970,505	21,618,876
Securities excluded from computation of diluted income per share as their exercise prices were out-of-the-money (in shares)											1,058,970
Shares Reserved For Future Issuance
Stock options granted under the incentive plans reserved for future issuance (in shares)	0								0
Shares of common stock issuable upon the vesting of RSUs	0								0
Shares of common stock available for future issuance under the Amended and Restated 2004 Stock Incentive Plan	0								0
Shares of common stock issuable pursuant to the convertible notes	0								0